Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,065,132	$ 7,204,267
Investments carried under the equity method	221,558	230,307
Other current financial assets	190,543	183,897
Cash and cash equivalents (project companies)	355,529	448,301	$ 486,844			$ 600,990
Assets held for sale	0	28,642
Total assets	8,536,255	8,714,333
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,163,924	4,319,260
Grants and other liabilities	1,161,840	1,233,808
Long-term and short-term corporate debt	1,192,107	1,084,838		$ 7,500	€ 7
Other non-current liabilities	44,763	44,489
Total liabilities	7,038,683	7,125,524
Equity	1,497,572	1,588,809	$ 1,707,761			$ 1,789,047
Total liabilities and equity	8,536,255	8,714,333
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	5,693,192	5,798,818
Investments carried under the equity method	178,367	189,672
Other current financial assets	8,582	10,866
Cash and cash equivalents (project companies)	235,837	299,987
Assets held for sale		0
Total assets	6,115,978	6,299,343
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,162,041	3,280,618
Grants and other liabilities	1,113,131	1,185,487
Total liabilities	4,275,172	4,466,105
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	441,891	460,766
Investments carried under the equity method	0	0
Other current financial assets	112,074	103,907
Cash and cash equivalents (project companies)	19,553	35,098
Assets held for sale		28,642
Total assets	573,518	628,413
Liabilities allocated [Abstract]
Long-term and short-term project debt	383,424	401,460
Grants and other liabilities	33,329	32,916
Total liabilities	416,753	434,376
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	764,213	777,360
Investments carried under the equity method	0	0
Other current financial assets	31,082	30,746
Cash and cash equivalents (project companies)	51,856	58,004
Assets held for sale		0
Total assets	847,151	866,110
Liabilities allocated [Abstract]
Long-term and short-term project debt	549,889	560,906
Grants and other liabilities	12,884	12,884
Total liabilities	562,773	573,790
Water [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	165,836	167,323
Investments carried under the equity method	43,191	40,635
Other current financial assets	42,489	43,367
Cash and cash equivalents (project companies)	27,755	21,887
Assets held for sale		0
Total assets	279,271	273,212
Liabilities allocated [Abstract]
Long-term and short-term project debt	68,570	76,276
Grants and other liabilities	2,496	2,521
Total liabilities	71,066	78,797
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,065,132	7,204,267
Investments carried under the equity method	221,558	230,307
Other current financial assets	194,227	188,886
Cash and cash equivalents (project companies)	335,001	414,976
Assets held for sale		28,642
Total assets	7,815,918	8,067,078
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,163,924	4,319,260
Grants and other liabilities	1,161,840	1,233,808
Total liabilities	5,325,764	5,553,068
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	329,483	297,577
Other current assets (including cash and cash equivalents at holding company level)	390,854	349,678
Total assets	720,337	647,255
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,192,107	1,084,838
Other non-current liabilities	304,722	301,245
Other current liabilities	216,090	186,373
Total liabilities	1,712,919	1,572,456
Equity	1,497,572	1,588,809
Total liabilities and equity	$ 3,210,491	$ 3,161,265